Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	$ 262.4
Beginning Balance	247.7	$ 262.4
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	430.5	590.5
Additions arising on acquisitions	33.0	6.1
Discontinued operations (note 8)	(29.4)
Removal of fully amortized assets	(79.7)	(38.8)
Impact of foreign exchange	18.4	(26.4)
Beginning Balance	406.0	430.5
Gross carrying amount [member] | Not internally generated [member]
Disclosure of detailed information about intangible assets [line Items]
Additions	33.2	5.7
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(168.1)	(141.0)
Amortization - continuing operations	(66.1)	(74.8)
Amortization - discontinued operations	(5.7)	(7.3)
Discontinued operations (note 8)	9.2
Removal of fully amortized assets	79.7	38.8
Impact of foreign exchange	(7.3)	5.2
Beginning Balance	(158.3)	(168.1)
Client relationships [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	199.1
Beginning Balance	191.1	199.1
Client relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	289.5	399.0
Additions arising on acquisitions	25.1	3.2
Discontinued operations (note 8)	(19.7)
Removal of fully amortized assets	(3.9)	(13.8)
Impact of foreign exchange	16.3	(20.8)
Beginning Balance	307.3	289.5
Client relationships [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(90.4)	(85.0)
Amortization - continuing operations	(26.9)	(28.2)
Amortization - discontinued operations	(1.8)	(2.0)
Discontinued operations (note 8)	4.9
Removal of fully amortized assets	3.9	13.8
Impact of foreign exchange	(5.9)	3.8
Beginning Balance	(116.2)	(90.4)
Contract backlog [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	10.3
Beginning Balance	4.9	10.3
Contract backlog [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	47.9	55.5
Additions arising on acquisitions	5.7	2.7
Removal of fully amortized assets	(46.2)	(6.2)
Impact of foreign exchange	1.1	(4.1)
Beginning Balance	8.5	47.9
Contract backlog [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(37.6)	(19.2)
Amortization - continuing operations	(9.9)	(22.3)
Amortization - discontinued operations	(1.4)	(4.1)
Removal of fully amortized assets	46.2	6.2
Impact of foreign exchange	(0.9)	1.8
Beginning Balance	(3.6)	(37.6)
Software [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	38.7
Beginning Balance	42.5	38.7
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	65.6	97.6
Additions arising on acquisitions	0.2
Discontinued operations (note 8)	(5.3)
Removal of fully amortized assets	(18.8)	(15.7)
Impact of foreign exchange	0.3	0.4
Beginning Balance	75.2	65.6
Software [member] | Gross carrying amount [member] | Not internally generated [member]
Disclosure of detailed information about intangible assets [line Items]
Additions	33.2	5.7
Software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(26.9)	(28.2)
Amortization - continuing operations	(25.7)	(16.4)
Amortization - discontinued operations	(0.7)	(0.8)
Discontinued operations (note 8)	1.9
Removal of fully amortized assets	18.8	15.7
Impact of foreign exchange	(0.1)	(1.0)
Beginning Balance	(32.7)	(26.9)
Other [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	14.3
Beginning Balance	9.2	14.3
Other [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	27.5	38.4
Additions arising on acquisitions	2.0	0.2
Discontinued operations (note 8)	(4.4)
Removal of fully amortized assets	(10.8)	(3.1)
Impact of foreign exchange	0.7	(1.9)
Beginning Balance	15.0	27.5
Other [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(13.2)	(8.6)
Amortization - continuing operations	(3.6)	(7.9)
Amortization - discontinued operations	(1.8)	(0.4)
Discontinued operations (note 8)	2.4
Removal of fully amortized assets	10.8	3.1
Impact of foreign exchange	(0.4)	0.6
Beginning Balance	(5.8)	(13.2)
Lease disadvantages [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(2.7)
Beginning Balance	(1.5)	(2.7)
Lease disadvantages [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(7.2)	(10.3)
Removal of fully amortized assets	3.1	2.5
Impact of foreign exchange	(0.3)	0.6
Beginning Balance	(4.4)	(7.2)
Lease disadvantages [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	4.5	5.5
Amortization - continuing operations	1.1	1.8
Amortization - discontinued operations	0.1	0.1
Removal of fully amortized assets	(3.1)	(2.5)
Impact of foreign exchange	0.3	(0.4)
Beginning Balance	$ 2.9	4.5
Innovyze, Inc. [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals		(103.3)
Innovyze, Inc. [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals		8.3
Innovyze, Inc. [member] | Client relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals		(78.1)
Innovyze, Inc. [member] | Client relationships [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals		7.2
Innovyze, Inc. [member] | Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals		(19.1)
Innovyze, Inc. [member] | Software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals		1.1
Innovyze, Inc. [member] | Other [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals		(6.1)
Other [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals		(3.3)
Other [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals		2.7
Other [member] | Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals		(3.3)
Other [member] | Software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals		$ 2.7